Deferred Tax Assets, Net (Details) - Schedule of deferred tax assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets, non-current
Deficit carried-forward		$ 20,600	$ 19,348
Allowance	625,073	434,248
Deferred tax assets	625,073	454,848	19,348
Less: valuation allowance
Deferred tax assets, non-current	$ 625,073	$ 454,848	$ 19,348